Note 12 - Warrant Derivative (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about hedges [text block]
Fair value of Warrant Derivatives
$
Balance, August 11, 2022	7,507
Change in fair value of warrant derivative	(4,818)
Foreign exchange loss	471
Balance, March 31, 2023	3,160

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	March 31, 2023	August 11, 2022

Fair value of warrants	$0.24	$0.56
Underlying share price	$0.88	$1.33
Risk free interest rate	5.10%	3.15%
Expected hold period to exercise (years)	2.50	3.0
Expected share price volatility	85%	85%
Expected dividend yield	Nil	Nil

Disclosure of detailed information about hedging instruments [text block]
Exercise Price	Outstanding Beginning of the Period	Granted during the Period	Outstanding, End of the Period	Weighted Average Remaining Contractual Life (years)
US$1.85	-	13,333,334	13,333,334	4.36